MONUMENT FUNDS GROUP, INC.

                          Monument Series Fund, Inc.

                            Monument Internet Fund
                        Monument Medical Sciences Fund
                       Monument Telecommunications Fund





                      Semi-Annual Report To Shareholders
                           For the Six Months Ended
                                April 30, 2000

MONUMENT INTERNET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2000
(Unaudited)

  Number
     of                                                         Market
  Shares          Security Description                          Value
  -------         ---------------------                      -------------
                  Common Stock:                  78.2%

                  Access:                         3.0%
    39,000        Covad Communications Group*                $  1,082,250
    18,000        Global Crossing Ltd.*                           567,000
    35,000        Metrocall*                                      210,000
    20,000        Metromedia Fiber Network*(a)                    617,500
    48,750        Winstar Communications Inc.*                  1,943,905
                                                             ------------
                                                                4,420,655
                                                             ------------

                  E-Commerce:                     2.3%
    20,000        Amazon.com Inc.*                              1,103,750
    15,000        eBay Inc.*                                    2,387,813
                                                             ------------
                                                                3,491,563
                                                             ------------

                  Hub/Virtual Community:          8.4%
   100,500        America Online*                               6,011,156
    30,200        VerticalNet Inc.*                             1,630,800
    37,600        Yahoo Inc.*                                   4,897,400
                                                             ------------
                                                               12,539,356
                                                             ------------

                  Infrastructure:                30.2%
    55,000        Alcatel ADR                                   2,499,062
    22,000        Broadcom Corp*                                3,792,250
    74,000        Cisco Systems Inc.*                           5,130,279
    40,500        Clarent Corp*                                 2,754,000
    45,500        Entrust Technologies*(a)                      2,235,188
    47,500        Intel Corp.                                   6,023,594
     7,000        JDS Uniphase Corp*                              726,250
    14,000        Network Solutions A*                          2,072,000
    50,000        Nortel Networks Corp.                         5,662,500
     5,000        Oracle Corporation*                             399,688
     5,000        PMC Sierra*                                     959,375
    78,400        Sun Microsystems Inc.*                        7,207,900
    10,000        Sycamore Networks*                              785,000
    19,750        USInternetworking Inc.*                         491,281
    15,000        Verisign Inc.*                                2,090,625
     7,000        Veritas Software*                               750,859
    10,000        Vitesse Semiconductors*(a)                      680,625
    20,000        Wind River Systems*                             853,750
                                                             ------------
                                                               45,114,226
                                                             ------------

                  Internet Technology:           24.4%
    45,000        Ariba Inc*.(a)                                3,338,438
    78,300        Broadvision Inc.*(a)                          3,440,306
    10,000        Checkpoint Software*                          1,730,000
    36,000        Inktomi Corp.*                                5,541,750
     8,000        Lernout Hauspic*                                774,000
    30,000        Macromedia Inc.*                              2,610,000
    32,000        Microsoft Corp.*                              2,232,000
    40,000        Network Associates*                           1,017,500
    43,000        Phone.com Inc.*                               3,612,000
    70,200        Real Networks Inc.*(a)                        3,343,275
    52,100        S 1 Corporation*(a)                           2,829,681
    84,000        Vignette Corporation*                         4,047,750
   108,450        Vocaltec Comm Ltd.*                           1,924,988
                                                             ------------
                                                               36,441,688
                                                             ------------

                  Media/Content:                  3.9%
    19,600        Homestore.com Inc.*                             357,700
    75,000        Infospace.com Inc.*(a)                        5,385,938
                                                             ------------
                                                                5,743,638
                                                             ------------

                  Services:                       6.0%
    54,000        CMG Information Services*(a)                  3,847,500
    38,000        Doubleclick Inc.*(a)                          2,883,250
     7,000        Exodus Communication*                           619,063
    45,200        Proxicom Inc.*                                1,545,275
                                                             ------------
                                                                8,895,088
                                                             ------------

                  Total Common Stock:
                  (Cost:$95,948,136)                          116,646,214
                                                             ------------

  Principal
-------------
                  U.S. Government Securities:     3.3%
 5,000,000        U.S. Treasury Bill
                  matures 06/01/00
                  (Cost: $4,976,018)                            4,977,440
                                                             ------------

                  Short-term Investments:        18.9%
28,203,122        Star Treasury Fund
                  (Cost:$28,203,122)                           28,203,122
                                                             ------------

                  Total Investments:
                  (Cost:$129,127,276)**         100.4%       $149,826,776
                  Other assets, net              -0.4%           (668,648)
                                               -------       ------------
                  Net Assets                    100.0%       $149,158,128
                                               =======       ============
-----------------
*   Non-income producing
** Cost for Federal income tax purposes is $129,127,276 and net unrealized appreciation consists of:

          Gross unrealized appreciation      $ 32,847,869
          Gross unrealized depreciation      $(12,148,369)
                                             ------------
          Net unrealized appreciation        $ 20,699,500
                                             ============

ADR - Security represented is held by the custodian bank in the form of American Depository Receipt.

MONUMENT INTERNET FUND


                  SCHEDULE OF PORTFOLIO INVESTMENTS
                          April 30, 2000
                            (Unaudited)


                                                            April 30, 2000   Unrealized
                     Contract  Strike  Number of  Premium   Market Value   Appreciation
Issue                 Month    Price   Contracts  received  (Unaudited)   (Depreciation)
-----                -------   -----   ---------  --------  -------------  ------------
CALL OPTION CONTRACTS

Ariba Inc.,            May-00   75.0    100     $ 119,371  $  63,750     $  55,621
Broadvision            May-00   45.0    100        59,373     42,500        16,873
CMG Info Systems       May-00   65.0    200        78,747    180,000      (101,253)
Double Click           May-00   60.0    150       119,059    264,375      (145,316)
Entrust Techs Inc.     May-00   45.0    200       103,747    175,000       (71,253)
Infospace              May-00   60.0    100       120,171    160,000       (39,829)
Metromedia Fiber Net   May-00   25.0    200        85,622    142,500       (56,878)
Real Networks          May-00   42.5    100        60,873     62,500        (1,627)
S 1 Corporation        May-00   50.0    426       344,124    410,025       (65,901)
Vitesse Semiconductor  May-00   65.0    100        60,710     71,250       (10,540)
                                               ----------  ---------     ---------
                                               $1,151,797 $1,571,900     $(420,103)
                                               ========== ==========     =========

                                                            April 30, 2000   Unrealized
                     Contract  Strike  Number of  Premium   Market Value   Appreciation
Issue                 Month    Price   Contracts  received  (Unaudited)   (Depreciation)
-----                -------   -----   ---------  --------  -------------  ------------
PUT OPTION CONTRACTS

Exodus Communication   May-00   80.0    100     $ 119,371  $  63,750     $  55,621
JDS Uniphase Corp.     May-00   65.0    100        50,623      3,750        46,873
Phone.com Inc.         May-00   55.0    200       198,743     22,500       176,243
                                                ---------  ---------     ---------
                                                $ 368,737  $  90,000     $ 278,737
                                                =========  =========     =========


(a) A portion of this security is subject to call options written.  See Note 6

See Notes to Financial Statements

MONUMENT INTERNET FUND
Statement of Assets and Liabilities
April 30, 2000 (Unaudited)


ASSETS
 Investments at value (identified
   cost of $129,127,276)(Notes 1 & 3)                 $149,826,776
   Capital stock sold                                      592,917
   Securities sold                                         526,618
   Interest receivable                                      89,174
   Prepaid expenses                                         11,402
   Other assets                                             11,355
                                                      ------------
    TOTAL ASSETS                                       151,058,242
                                                      ------------

LIABILITIES
   Options written at value (proceed
    $1,520,534)                       $1,661,900
   Investment management fees             99,020
   12b-1 fees Class A shares              51,145
   12b-1 fees Class B shares              19,664
   Accrued expenses                       68,385
                                      ----------

   TOTAL LIABILITIES                                     1,900,114
                                                      ------------
NET ASSETS                                            $149,158,128
                                                      ============
Class A Shares
   Net assets (9,626,385 shares outstanding)          $124,721,162
                                                      ============

   Net asset value and redemption price per share
   ($124,721,162/9,626,385 shares outstanding)        $      12.96
                                                      ============

   Offering price per share ($12.96 x 100/94.25)      $      13.75
                                                      ============

Class B Shares
   Net assets (1,896,689 shares outstanding)          $ 24,436,966
                                                      ============

   Net asset value and offering price per Class B Share
   ($24,436,966/1,896,689 shares outstanding)         $      12.88
                                                      ============

    Redemption price per share ($12.88 x .95)         $      12.24
                                                      ============
Net assets consist of:
   Paid in capital                                    $135,171,577
   Accumulated undistributed net investment loss        (1,406,362)
   Accumulated undistributed realized
     loss on investments and options                    (5,165,221)
   Net unrealized appreciation on investments
     and options                                        20,558,134
                                                      ------------
  Net Assets                                          $149,158,128
                                                      ============


See Notes to Financial Statements

MONUMENT INTERNET FUND
Statement of Operations
Six months ended April 30, 2000 (Unaudited)

INVESTMENT INCOME

   Interest                                              $366,245
   Dividends                                                5,276
                                                         --------
  Total investment income                                            $ 371,521

EXPENSES
   Investment management fees                             645,750
   12b-1 fee  - Class A shares                            367,633
   12b-1 fee  - Class B shares                            102,728
   Recordkeeping and administrative services              167,448
   Custodian and accounting fees                           59,529
   Registration fees                                       68,388
   Transfer agent fees                                    187,589
   Legal and audit fees                                    73,131
   Shareholder servicing and reports                       49,659
   Miscellaneous                                           56,028
                                                        ---------
  Total expenses                                                     1,777,883
                                                                   -----------
 Net investment                                                     (1,406,362)
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized loss on investments and options                     (5,102,445)
   Net change in unrealized appreciation
      on investments and options                                    12,489,193
                                                                   -----------
  Net gain on investments and options                                7,386,748
                                                                   -----------
  Net increase in net assets resulting from operations             $ 5,980,386
                                                                   ===========


See Notes to Financial Statements

MONUMENT INTERNET FUND
Statement of Changes in Net Assets

                                 Six months ended
                                 April 30, 2000             Period ended
                                  (Unaudited)              October 31, 1999
                                 ----------------          ----------------
OPERATIONS
 Net investment loss             $(1,406,362)               $ (697,707)
 Net realized loss on
  investments and options         (5,102,445)                  (39,686)
 Net change in unrealized
  appreciation of investments
  and options                     12,489,193                 8,068,941
                                 -----------                 ---------

 Net increase in net assets
  resulting from operations        5,980,386                 7,331,548

DISTRIBUTION TO SHAREHOLDERS FROM:
   Net investment income ($- and
    $- per share, respectively)           --                        --
   Capital gains ($ .00265 and $-
    per share, respectively)         (23,090)                       --

CAPITAL SHARE TRANSACTIONS
 Net increase in net assets
     resulting from capital
     share transactions**         77,903,644                57,965,640
                                 -----------                ----------
 Net increase in net assets       83,860,940                65,297,188
 Net assets at beginning of
  period                          65,297,188                        --
                                 -----------                ----------
NET ASSETS at the end of period $149,158,128               $65,297,188
                                 ===========                ==========


**A summary of capital share transactions follows:

                                Six Months Ended
                                April 30, 2000               Period Ended
                                 (Unaudited)               October 31, 1999
                           -----------------------      ----------------------
Class A Shares               Shares        Value         Shares       Value
--------------             ----------  -----------      ---------  -----------
Shares sold                12,318,648  $126,548,167     2,793,649  $73,316,704
Shares reinvested from
  distributions                 1,346        19,942            --           --
Shares redeemed            (4,819,799)  (76,486,818)     (667,459) (16,837,026)
                           ----------   -----------     ---------  -----------
Net increase                7,500,195  $ 50,081,291     2,126,190  $56,479,678
                           ==========   ===========     =========  ===========

Class B Shares               Shares        Value         Shares       Value
--------------             ----------  -----------      ---------  -----------
Shares sold                 2,316,945  $35,285,485         51,834   $1,485,962
Shares reinvested from
distributions                     115        1,706             --           --
Shares redeemed              (472,205)  (7,464,838)            --           --
                           ----------  -----------      ---------  -----------
Net increase                1,844,855  $27,822,353          1,834   $1,485,962
                           ==========  ===========      =========  ===========

*Commencement of operations November 16, 1998 for A shares and October 6, 1999 for B shares.

See Notes to Financial Statements

MONUMENT INTERNET FUND
Financial Highlights
For a Share Outstanding Throughout The Period


                                     Class A Share                           Class B Share
                        -----------------------------------     -----------------------------------
                        Six Months Ended       Period Ended     Six Months Ended       Period Ended
                        April 30, 2000         October 31,      April 30, 2000         October 31,
                          (Unaudited)            1999*            (Unaudited)            1999*
                        ---------------        ------------     ----------------      -------------
Per Share Operating
  Performance
Net asset value,
   beginning of period        $9.99(a)            $10.00            $9.98(a)             $27.09
                             ------               ------           ------                ------
Income from investment
   operations-
   Net investment loss        (0.20)               (0.58)           (0.09)                (0.06)
   Net realized and unrealized
    gain on investments        3.17                20.56             2.99                  2.92
                             ------               ------           ------                ------

   Distributions from net
    investment income            --                   --               --                    --
   Distributions from realized
    gains on investments         --                   --               --                    --
                             ------               ------           ------                ------
   Total distributions           --                   --               --                    --
                             ------               ------           ------                ------
   Total from investment
    operations                 2.97                19.98             2.90                  2.86
                             ------               ------           ------                ------
Net asset value, end
   of period                 $12.96               $29.98           $12.88                $29.95
                             ======               ======           ======                ======
Total Return                  29.76%***           185.53%***        29.08%***             10.55%***

Ratios/Supplemental Data
Net assets, end of period
 (000's)                   $124,721              $63,745          $24,437                $1,552
Ratio to average net assets
  Expenses                     2.06%**              2.76%**          2.56%**               2.40%**
  Expenses including soft
   dollars                     2.14%**              2.84%**          2.64%**               2.40%**
  Net investment loss         (1.72%)**            (2.45%)**        (1.18%)**             (3.23%)**
Portfolio turnover rate       58.49%***           112.00%***        58.49%***            112.00%***


-------------
*Commencement of operations November 16, 1998 for A shares and October 6, 1999 for B shares.
** Annualized
***Not annualized

(a)Net asset values, beginning of period, have been restated to reflect a 3 for 1 stock split to shareholders of record October 29, 1999, payable November 1, 1999.
Average shares method used to calculate the financial highlights for Class A and B shares.


See Notes to Financial Statements

Monument Internet Fund
Notes to Financial Statements (Unaudited)

Note 1-SIGNIFICANT ACCOUNTING POLICIES- Monument Internet Fund (the "Internet Fund") is a series of Monument Series Fund, Inc. ("MSF") which is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established on November 16, 1998 as a series of MSF which has allocated 750,000,000 shares of its 2,000,000,000 shares of $.001 par value common stock. Prior to October 5, 1999, the fund added Class B shares which have a contingent deferred sales charge ("CDSC"). Each class is also subject to different 12b-1 Plan expenses.

      The following is a summary of significant accounting policies followed by the Internet Fund. The policies are in conformity with generally accepted accounting principles.

     A. Use of Estimates- The process of preparing financial statements in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

     B. Investment Valuation- Equity securities listed on an established securities exchange or on the NASDAQ National Market System are valued at their last sale price on the exchange where primarily traded or, if there is no reported sale, at the mean between the closing bid and asked price on that day. Over-the-counter portfolio securities are valued at the mean between the last bid and asked prices based upon quotes furnished by market markers for such securities. Exchange listed convertible debt securities are valued at the mean between the last bid and asked prices obtained from broker-dealers or a comparable alternative, such as Bloomberg or Telerate.

     Other securities for which market quotes are readily available are valued at the current market price, which may be obtained from a pricing service. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board of Directors.

     C. Investment Transactions- All securities are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses on sales of securities are determined on the basis of identified cost.
      D. Federal Income Taxes- The Internet Fund is treated as a separate entity for Federal tax purposes. The Internet Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. By so qualifying, the Internet Fund will not be subject to Federal income taxes to the extent that it distributes all
     taxable  income,   including  realized  capital  gains.  In  addition,  by
     distributing during each calendar year substantially all net investment income, capital gains and certain other amounts, if any, the Internet Fund will not be subject to a Federal income excise tax.

     E. Dividends and Distributions to Shareholders- The Internet Fund intends to pay an annual dividend to shareholders of record representing its entire net investment income and to distribute all of its realized net capital gains at least annually. Distributions are recorded on the ex-dividend date. Income distributions and capital gains distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

     Note 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS- Monument Advisors, Ltd. ("Monument Advisors"), a wholly-owned subsidiary of the Monument Group, Inc. has been retained under an Investment Advisory Agreement (the "Advisory Agreement") to supervise the management and the investment program of the Internet Fund. As full compensation for its services under the Agreement, the Internet Fund will pay the Advisor a monthly fee, equal to an annualized rate of 1.00% of the monthly average net assets through $50 million in net assets; 0.75% of the monthly average net assets greater than $50 million through $100 million in net assets; and 0.625% of the average monthly net assets exceeding $100 million in net assets.

     The Internet Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Internet Fund or Monument Distributors, Inc. ("Monument Distributors") may finance activities which are primarily intended to result in the sale of the Internet Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholders servicing agents who enter into agreements with the Internet Fund or Monument Distributors. The Internet Fund may incur such distribution expenses at the rate of 0.50% for its Class A Shares and 1.00% for its Class B Shares per annum on each class's average net assets. For the six months ended April 30, 2000 the Internet Fund paid $367,633 for its Class A Shares and $102,728 for its Class B Shares for such expenses.

Note 3--SOFT DOLLAR ARRANGEMENTS- In January 1999, Monument Advisors entered into a soft dollar arrangement with a broker-dealer who makes a market in many of the securities in the Fund's portfolio. Under this arrangement, Monument Advisors received equipment, conferencing, and trade journals. For the six months ended April 30, 2000, the value of these arrangements was $81,627.


Note 4--STOCK  SPLIT-  The  Fund  effected  a  three-to-one   stock  split  for
     shareholders of record on October 29, 1999, payable November 1, 1999.

Note 5--INVESTMENTS- Purchases and sales of securities for the Internet Fund, other than short-term investments aggregated $130,580,046 and $83,098,503 respectively.

Note 6--OPEN COVERED CALL/PUT OPTIONS WRITTEN As of April 30, 2000, portfolio securities valued at $10,655,588 were pledged by the custodian as cover for call options written by the Fund. Cash in the amount of $5,000,000 has been pledged as cover for put options written by the Fund.

     Transactions in call options written during the six months ended April 30, 2000 are summarized as follows:

                                 Option Contracts
                               ---------------------
                               Number of    Premiums
                               Contracts    Received
                               ---------   ----------
       Beginning of Period           0     $        0
       Written                   2,051      1,440,698
       Closed                      (25)       (35,780)
       Exercised                     0              0
       Expired                    (350)      (253,121)
                                -------    ----------
       End of Period             1,676     $1,151,797

     Transactions in put options written during the six months ended April 30, 2000 are summarized as follows:

                                 Option Contracts
                               ---------------------
                               Number of    Premiums
                               Contracts    Received
                               ---------   ----------
       Beginning of Period           0     $        0
       Written                   1,115        694,914
       Closed                        0              0
       Exercised                  (405)      (238,936)
       Expired                    (310)       (87,241)
                                ------     ----------
       End of Period               400       $368,737
                                ======     ==========

MONUMENT MEDICAL SCIENCES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2000 (Unaudited)


 Number                                                      Market
of Shares        Security Description                        Value
---------        --------------------                     ----------
                 Common Stock:                70.0%


                 Biologics:                   32.0%
    8,000        Alexion Pharmaceutical Inc.*            $   357,000
    4,000        Alkermes Inc.*                              213,000
   20,000        Amgen Inc.*                               1,120,000
   17,000        Biochem Pharma Inc.*                        391,000
    8,100        Biogen Inc.*                                476,380
   22,500        Biomarin Pharmaceutical Inc.*               400,780
   22,000        Chiron Corp.*                               995,500
   13,500        COR Therapeutics Inc.*                    1,028,530
    5,500        Genentech, Inc.*                            643,500
   17,000        Genzyme Corp.*                              829,813
    7,500        Gilead Sciences Inc.*                       406,406
    6,300        IDEC Pharmaceticals Corp.*                  403,200
   19,500        Immunex Corp.*                              767,813
    8,800        Inhale Therapeutic Sys Inc.*                544,500
    5,000        Medimmune Inc.*                             799,688
   17,000        QLT Phototherapeutics Inc.*                 944,563
   14,000        Vertex Pharmaceticals Inc.*                 731,500
                                                         -----------
                                                          11,053,173
                                                         -----------

                 Diagnostics:                  5.3%
    8,000        Agilient Tech*                              709,000
   10,000        Invitrogen Corp.*                           623,750
    8,000        PE Corp. PE Bio                             480,000
                                                         -----------
                                                           1,812,750
                                                         -----------

                 Genetics:                     5.6%
    4,000        Human Genome Sciences Inc.*                 306,250
    5,500        Incyte Pharmaceuticals Inc.*                423,500
   15,000        Millennium Pharmaceuticals*               1,190,625
                                                         -----------
                                                           1,920,375
                                                         -----------

                 Medical Devices:              5.0%
   10,500        Guidant Corp.*                              602,438
   15,000        Medtronic Inc.                              779,063
   10,800        St Jude Medical Inc.*                       336,825
                                                         -----------
                                                           1,718,326
                                                         -----------

                 Medical Information Sys       0.6%
    7,000        Medical Manager Corporation*                224,000
                                                         -----------

                 Pharmaceuticals:             21.5%
   10,000        Abbott Laboratories                         384,375
    8,000        Astrazeneca PLC ADR                         337,000
   11,000        Aventis ADR                                 618,750
   12,000        Celgene Corp.*                              564,750
   12,000        Elan Corp PLC ADR*                          514,500
   26,000        Geltex Pharmaceutical*                      414,375
    5,300        Glaxo Wellcome PLC ADR                      332,906
    8,000        Lilly (Eli) & Co.                           618,500
    8,000        Merck & Co., Inc.                           556,000
   11,500        Pfizer Inc.                                 484,438
   10,000        Pharmacopia, Inc.*                          411,250
   12,000        Sepracor Inc.*                            1,104,000
   15,000        Schering Plough                             604,688
   14,000        Supergen Inc.*                              463,750
                                                         -----------
                                                           7,409,282
                                                         -----------

                 Total Common Stock:
                 (Cost:$25,012,026)                       24,137,906
                                                         -----------
Principal
---------
                 Short-term Investments:      29.1%
10,057,847       Star Treasury Fund
                 (Cost:$10,057,847)                       10,057,847
                                                         -----------

                 Total Investments:
                 (Cost:$35,069,873)**         99.1%      $34,195,753
                 Other assets, net             0.9%          309,497
                                             -----       -----------
                 Net Assets                  100.0%      $34,505,250
                                             =====       ===========


*   Non-income producing
** Cost for Federal income tax purposes is $35,069,873 and net unrealized depreciation consists of:

         Gross unrealized appreciation     $3,270,704
         Gross unrealized depreciation     (4,144,824)
                                           ----------
         Net unrealized depreciation       $ (874,120)
                                           ==========

ADR - Security represented is held by the custodian bank in the form of American Depository Receipt.


See Notes to Financial Statements

MONUMENT MEDICAL SCIENCES  FUND
Statement of Assets and Liabilities
April 30, 2000 (Unaudited)

ASSETS
 Investments at value (identified
   cost of $35,069,873)(Notes 1 & 3)                     $34,195,753
   Securities sold                                           267,381
   Interest receivable                                        35,323
   Dividends receivable                                        5,806
   Prepaid expenses                                            4,424
   Deferred organization costs (Note 1)                       48,269
                                                         -----------
    TOTAL ASSETS                                          34,556,956
                                                         -----------

LIABILITIES
   Investment management fees (Note         8,038
   12b-1 fees - Class B Shares (Note       10,339
   Accrued expenses                        33,329
                                           ------
   TOTAL LIABILITIES                                          51,706
                                                         -----------
NET ASSETS                                               $34,505,250
                                                         ===========
Class A Shares
   Net assets (863,212 shares outstanding)               $21,948,620
                                                         ===========
   Net asset value and redemption price per
     Class A Share
   ($21,948,620/863,212 shares outstanding)              $     25.43
                                                         ===========
Offering price per share ($25.43 x 100/94.25)            $     26.98
                                                         ===========
Class B Shares
   Net assets (495,681 shares outstanding)               $12,556,630
                                                         ===========

   Net asset value and offering price per
     Class B Share
   ($12,556,630/495,681 shares outstanding)              $     25.33
                                                         ===========
   Redemption price per share ($25.33 x .95)             $     24.07
                                                         ===========

Net assets consist of:
   Paid in capital                                       $38,215,074
   Accumulated net investment loss                           (94,556)
   Accumulated undistributed realized
     loss on investments and options                      (2,741,148)
   Net unrealized depreciation on investments               (874,120)
                                                         -----------
  Net Assets                                             $34,505,250
                                                         ===========

See Notes to Financial Statements

MONUMENT MEDICAL SCIENCES FUND
Statement of Operations
Six Months Ended April 30, 2000(Unaudited)

INVESTMENT INCOME

   Dividends                               $   15,748
   Interest                                    92,908
                                           ----------
     Total investment income                             $   108,656

EXPENSES
   Investment management fees (Note 2)         94,708
   12b-1 fee  - Class A (Note 2)               30,896
   12b-1 fee  - Class B (Note 2)               33,879
   Recordkeeping and administrative services   18,942
   Custodian and accounting fees               25,738
   Registration fees                           26,919
   Transfer agent fees                         28,971
   Legal and audit fees                         3,697
   Organization cost amortization               8,965
   Shareholder servicing and reports            6,127
   Miscellaneous                                3,681
                                           ----------
  Total expenses                                             282,523
   Reimbursed expenses and waived fees (Note 2)              (85,112)
                                                         -----------
  Expenses, net                                              197,411
                                                         -----------
 Net investment loss                                         (88,755)
                                                         -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND OPTIONS
   Net realized loss on investments and options           (2,738,360)
   Net change in unrealized depreciation on
    investments                                             (973,315)
                                                         -----------
   Net loss on investments and options                    (3,711,675)
                                                         -----------
  Net decrease in net assets resulting from operations   $(3,800,430)
                                                         ===========
See Notes to Financial Statements

MONUMENT MEDICAL SCIENCES FUND
Statement of Changes in Net Assets


                                Six months ended
                                 April 30, 2000             Period ended
                                  (Unaudited)              October 31, 1999*
                                 ----------------          ----------------
OPERATIONS
 Net investment loss             $   (88,755)               $   (5,985)
 Net realized gain (loss)
  on investments and options      (2,738,360)                   79,912
 Net change in unrealized
  appreciation (depreciation)
  of investments                    (973,315)                   95,953
                                 -----------                 ---------
 Net increase (decrease) in
  net assets resulting from
  operations                      (3,800,430)                  169,880

DISTRIBUTION TO SHAREHOLDERS FROM:
 Net investment income ($.0036
  and $- per share, respectively)       (583)                       --
 Capital gains ($ .43 and $- per
  share, respectively)               (68,831)                       --

CAPITAL SHARE TRANSACTIONS
 Net increase in net assets
  resulting from capital share
  transactions**                  36,949,561                 1,041,204
                                 -----------                 ---------
 Net increase in net assets       33,079,717                 1,211,084
 Net assets at beginning
  of period                        1,425,533                   214,449
                                 -----------                 ---------
NET ASSETS at the end of
 the period                      $34,505,250                $1,425,533
                                 ===========                ==========


**A summary of capital share transactions follows:
                                Six Months Ended
                                April 30, 2000               Period Ended
                                 (Unaudited)               October 31, 1999
                           -----------------------      ----------------------
Class A Shares               Shares        Value         Shares       Value
--------------             ----------  -----------      ---------  -----------
Shares sold                  996,761   $28,748,854        77,108   $ 1,181,978
Shares reinvested from
 dividends                     3,021        52,168            --            --
Shares redeemed             (223,490)   (6,084,712)      (10,972)     (166,535)
                          ----------   -----------     ---------   -----------
Net increase                 776,292   $22,716,310        66,136   $ 1,015,443
                          ==========   ===========     =========   ===========


Class A Shares               Shares        Value         Shares       Value
--------------             ----------  -----------      ---------  -----------
Shares sold                  617,169   $17,705,966        1,554    $    25,761
Shares reinvested from
 dividends                       904        15,601           --             --
Shares redeemed             (123,946)   (3,488,316)          --             --
                          ----------   -----------    ---------    -----------
Net increase                 494,127   $14,233,251        1,554    $    25,761
                          ==========   ===========    =========    ===========


* Commencement of operations January 6, 1998 for Class A shares and October 12,1999 for Class B shares.

See Notes to Financial Statements

MONUMENT MEDICAL SCIENCES FUND
Financial Highlights
For a Share Outstanding Throughout The Period



                                              Class A Share                                   Class B Share
                          --------------------------------------------------     -----------------------------------
                          Six Months Ended     Period Ended     Period Ended     Six Months Ended       Period Ended
                          April 30, 2000       October 31,      October 31,      April 30, 2000         October 31,
                            (Unaudited)          1999             1998*            (Unaudited)            1999*
                          ---------------      ------------     ------------     ----------------      -------------

Per Share Operating
 Performance
Net asset value,
 beginning of period           $16.11            $10.32            $10.00             $16.11               $16.95
                               ------            ------            ------             ------               ------
Income from investment
 operations-
 Net investment income (loss)      --             (0.10)             0.04              (0.08)               (0.01)
 Net realized and unrealized
  gain (loss) on investments     9.75              5.89              0.28               9.73                (0.83)
                               ------            ------            ------             ------               ------
 Total from investment
  operations                     9.75              5.79              0.32               9.65                (0.84)
                               ------            ------            ------             ------               ------
 Distributions from net
  invest income                    --                --                --                 --                   --
 Distributions from realized
  gains on investments          (0.43)               --                --              (0.43)                  --
                               ------            ------            ------             ------               ------
   Total distributions          (0.43)               --                --              (0.43)                  --
                               ------            ------            ------             ------               ------

Net asset value, end of period $25.43            $16.11            $10.32             $25.33               $16.11
                               ======            ======            ======             ======               ======
Total Return                    61.77%***         56.11%             3.20%***          61.13%***            (4.98%)***

Ratios/Supplemental Data

Net assets, end of period (000s) $21,949          $1,401            $  214             $12,557              $   25
Ratio to average net assets-
 Expenses                        2.80%**          16.73%            51.07%**            3.30%**             17.43%**
 Expenses including soft dollars 2.88%**          16.81%             0.00%              3.38%**             17.43%**
  Expenses-net                   1.90%**           1.87%             0.00%              2.40%**              2.40%**
  Net investment income (loss)  (0.80%)**         (1.00%)            0.66%**           (1.16%)**            (1.51%)**
Portfolio turnover rate         46.96%***         61.00%            82.00%             46.96%***            61.00%***


* Commencement of operations January 6, 1998 for Class A shares and October 12,1999 for Class B shares.
** Annualized
***Not annualized
Average shares method used to calculate the finnacial highlights for Class B shares.

See Notes to Financial Statements

Monument Medical Sciences Fund
Notes to Financial Statements

Note 1-SIGNIFICANT ACCOUNTING POLICIES- Monument Medical Sciences Fund (the "Medical Sciences Fund") (formerly the Monument Washington Regional Growth Fund) is a series of Monument Series Fund, Inc. ("MSF") which is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Medical Sciences Fund was established on January 6, 1998 as a series of MSF which has allocated 300,000,000 shares of its 2,000,000,000 shares of $.001 par value common stock. Prior to October 9, 1999, the fund added Class B shares which have a contingent deferred sales charge ("CDSC"). Each class is also subject to different 12b-1 Plan expenses.

      The following is a summary of significant accounting policies followed by the Medical Sciences Fund. The policies are in conformity with generally accepted accounting principles.

      A. Use of Estimates- The process of preparing financial statements in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

      B. Investment Valuation- Equity securities listed on an established securities exchange or on the NASDAQ National Market System are valued at their last sale price on the exchange where primarily traded or, if there is no reported sale, at the mean between the closing bid and asked price on that day. Over-the-counter portfolio securities are valued at the mean between the last bid and asked prices based upon quotes furnished by market markers for such securities. Exchange listed convertible debt securities are valued at the mean between the last bid and asked prices obtained from broker-dealers or a comparable alternative, such as Bloomberg or Telerate.

      Other securities for which market quotes are readily available are valued at the current market price, which may be obtained from a pricing service. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board of Directors.

      C. Investment Transactions- All securities are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses on sales of securities are determined on the basis of identified cost.

      D. Organization Expenses- All expenses incurred in connection with the organization and initial registration have been assumed by the series of MSF. The organizational expenses allocable to the Medical Sciences Fund are being amortized over a period of sixty months from the date it commenced investment operations. The Medical Sciences Fund has agreed with the Investment Advisor that if any of the initial shares are redeemed during the amortization period, the Medical Sciences Fund will reduce the redemption proceeds for the then unamortized organizational expenses in the same ratio as the number of redeemed shares bears to the number of initial shares at the time of such redemption.

      E. Federal Income Taxes- The Medical Sciences Fund is treated as a separate entity for Federal tax purposes. The Medical Sciences Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. By so qualifying, the Medical Sciences Fund will not be subject to Federal income taxes to the extent that it distributes all taxable income, including realized capital gains. In addition, by distributing during each calendar year substantially all net investment income, capital gains and certain other amounts, if any, the Medical Sciences Fund will not be subject to a Federal income excise tax.

      F. Dividends and Distributions to Shareholders- The Medical Sciences Fund intends to pay an annual dividend to shareholders of record representing its entire net investment income and to distribute all of its realized net capital gains at least annually. Distributions are recorded on the ex-dividend date. Income distributions and capital gains distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

      Note 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS- Monument Advisors, Ltd. ("Monument Advisors"), a wholly-owned subsidiary of the Monument Group, Inc. has been retained under an Investment Advisory Agreement (the "Advisory Agreement") to supervise the management and the investment program of the Medical Sciences Fund. As full compensation for its services under the Agreement, the Medical Sciences Fund will pay the Advisor a monthly fee, equal to an annualized rate of 1.00% of the monthly average net assets through $50 million in net assets; 0.75% of the monthly average net assets greater than $50 million through $100 million in net assets; and 0.625% of the average monthly net assets exceeding $100 million in net assets.

      The Medical Sciences Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Medical Sciences Fund or Monument Distributors, Inc. ("Monument Distributors") may finance activities which are primarily intended to result in the sale of the Medical Sciences Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholders servicing agents who enter into agreements with the Medical Sciences Fund or Monument Distributors. The Medical Sciences Fund may incur such distribution expenses at the rate of 0.50% for its Class A Shares and 1.00% for its Class B Shares per annum on each class's average net assets. For the six months ended April 30, 2000, the Medical Sciences Fund paid $30,896 for its Class A Shares and $33,879 for its Class B Shares for such expenses.

      Monument Advisors has contractually agreed to waive its fees and to pay expenses to the extent necessary to cap Class A Share total operating expenses at 1.90%, and Class B Share total operating expenses at 2.40% of the Medical Sciences Fund's average daily net assets until May 1, 2001. For the six months ended April 30, 2000, waived fees and expense reimbursements were $85,112.


Note 3--SOFT DOLLAR ARRANGEMENTS- In January 1999, Monument Advisors entered into a soft dollar arrangement with a broker-dealer who makes a market in many of the securities in the Fund's portfolio. Under this arrangement, Monument received equipment, conferencing, and trade journals. For the six months ended April 30, 2000, the value of these arrangements was $81,627.
      .
Note  4-INVESTMENTS-   Purchases  and  sales  of  securities  for  the  Medical
Sciences Fund, other
      than  short-term   investments  aggregated  $33,870,616  and  $6,938,697,
      respectively.

Note 5--PUT OPTIONS WRITTEN

      Transactions in put options written during the six months ended April 30, 2000 are summarized as follows:

                                 Option Contracts
                               ---------------------
                               Number of    Premiums
                               Contracts    Received
                               ---------   ----------
       Beginning of Period           0      $      0
       Written                     325       243,888
       Closed                        0             0
       Exercised                  (200)     (185,458)
       Expired                    (125)      (58,430)
                                  ----      --------
       End of Period                 0      $      0
                                  ====      ========

MONUMENT TELECOMMUNICATIONS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2000 (Unaudited)


 Number                                                      Market
of Shares        Security Description                        Value
---------        --------------------                     ----------

              Common Stock:                     94.3%

              Carriers-Land-Based:              24.1%
   9,000      AT&T Corp                                   $  420,187
  16,000      Broadwing Inc.*                                453,000
  23,000      Charter Communications, Inc.*                  337,812
  30,000      Hellenic Telecommunications Org. ADR*          350,625
  15,000      IBasis Inc.*                                   339,375
   9,000      MPower Communications*                         441,000
  11,000      Primus Telecommunications Group.*              360,937
   6,500      Qwest Communications Intl.*                    281,937
  20,000      SBC Communications Inc.                        876,250
   4,000      Telefonos De Mexico SA ADR                     235,250
   5,000      US West Inc.                                   355,937
   9,500      Williams Communications Group, Inc.*           351,500
  19,000      Worldcom, Inc.*                                863,312
                                                         -----------
                                                           5,667,122
                                                         -----------

              Carriers-Wireless:                 9.2%
   8,000      AT&T Wireless Group*                           254,500
   2,100      China Telecom (Hong Kong) Ltd.ADR*             308,043
   7,000      Teligent, Inc.*                                262,500
   8,500      Vodafone Airtouch PLC ADR                      399,500
   3,500      VoiceStream Wireless Corp.*                    346,500
  12,000      Western Wireless Corp.*                        596,250
                                                         -----------
                                                           2,167,293
                                                         -----------

              Equipment-Wireline:               37.3%
  13,000      ADC Telecommunications, Inc.*                  789,750
  14,000      Brooktrout Inc.*                               378,000
   9,500      Carrier Access Corp*                           414,438
   4,500      Ciena Corp.*                                   556,313
  10,000      Cisco Systems, Inc.*                           693,281
  12,000      Com21, Inc.*                                   336,000
   4,700      Copper Mountain Networks, Inc.*                391,863
  11,000      ECI Telecom Ltd.                               305,938
   4,000      Efficient Networks, Inc.*                      263,000
   5,500      JDS Uniphase Corp*                             570,625
   7,000      Kemet Corp.*                                   521,500
   5,000      Lucent Technologies, Inc.                      310,938
  19,000      Metalink Ltd*                                  542,688
   7,500      Nortel Networks Corp.                          849,375
   3,600      PMC-Sierra, Inc.*(a)                           690,750
   7,000      Scientific-Atlanta, Inc.                       455,438
  27,000      Somera Communications, Inc.*                   261,563
   8,500      Tellabs, Inc.*                                 465,906
                                                         -----------
                                                           8,797,366
                                                         -----------

              Equipment-Wireless:               11.3%
  11,000      Adaptive Broadband Corp.*                      357,500
   6,000      Alpha Industries, Inc.*(a)                     312,000
  12,800      Nokia Oyj ADR "A"                              728,000
   4,500      Phone.com Inc.*                                378,000
   2,500      Powerwave Technologies, Inc. *                 520,156
   3,500      Qualcomm Inc.*                                 379,531
                                                         -----------
                                                           2,675,187
                                                         -----------

              Equipment-Services&Software:       6.9%
   7,000      724 Solutions, Inc.*                           353,500
   6,500      Interwoven, Inc.*                              450,125
   5,000      Micromuse Inc.*                                490,625
   8,500      Visual Networks, Inc.*                         331,500
                                                         -----------
                                                           1,625,750
                                                         -----------

              Data Services:                     5.5%
  20,000      CAIS Internet, Inc.*                           265,000
   5,000      Exodus Communications, Inc.*                   442,188
  16,000      PSINet, Inc.*                                  371,000
  11,000      Rhythms Netconnections, Inc.*                  227,563
                                                         -----------
                                                           1,305,751
                                                         -----------

              Total Common Stock
              (Cost: $22,829,174)                         22,238,469
                                                         -----------
Principal
---------
              Short-term Investments:            6.3%
1,484,417     Star Treasury Fund
              (Cost: $1,484,417)                         $ 1,484,417
                                                         -----------
              Total Investments:
              (Cost: $24,313,591)**            100.6%    $23,722,886
              Other assets, net                 -0.6%       (141,509)
                                               -----     -----------
              Net Assets                       100.0%    $23,581,377
                                               =====     ===========

*  Non-income producing
**Cost for Federal income tax purposes is $24,313,591 and net unrealized depreciation consists of:

                       Gross unrealized appreciation      $2,758,483
                       Gross unrealized depreciation      (3,349,188)
                                                          ----------
                       Net unrealized depreciation        $ (590,705)
                                                          ==========
ADR - Security represented is held by the custodian bank in the form of American Depository Receipt.


                                                            April 30, 2000   Unrealized
                     Contract  Strike  Number of  Premium   Market Value   Appreciation
Issue                 Month    Price   Contracts  received  (Unaudited)   (Depreciation)
-----                -------   -----   ---------  --------  -------------  ------------
CALL OPTION CONTRACTS

Alpha Inds Inc        May-00    37.5    50        $24,843     $ 2,188       $22,655
PMC Sierra            May-00   200.0    20         13,875      30,000       (16,125)
                                                  -------     -------       -------
                                                  $38,718     $32,188       $ 6,530
                                                  =======     =======       =======


(a) A portion of this security is subject to call options written.  See Note 5.

See Notes to Financial Statements

MONUMENT TELECOMMUNICATIONS  FUND
Statement of Assets and Liabilities
April 30, 2000 (Unaudited)

ASSETS
 Investments at value (identified cost of $24,313,591)
  (Notes 1 & 3)                                          $23,722,886
   Capital stock sold                                        211,785
   Securities sold                                           240,617
   Interest receivable                                         7,607
   Dividends receivable                                       10,633
   Due from manager                                            8,334
   Prepaid expenses                                            6,897
   Deferred organization costs (Note 1)                       48,269
   Other assets                                                  916
                                                         -----------
    TOTAL ASSETS                                          24,257,944
                                                         -----------

LIABILITIES
   Securities purchased                        $610,740
   Options written at value (proceeds $38,718)   32,188
   12b-1 fees - Class B shares (Note              7,379
   Accrued expenses                              26,260
                                               --------
   TOTAL LIABILITIES                                         676,567
                                                         -----------
NET ASSETS                                               $23,581,377
                                                         ===========
Class A Shares
   Net assets (522,393 shares outstanding)               $14,227,410
                                                         ===========
   Net asset value and redemption price per
    Class A Share
   ($14,227,410 /522,393 shares outstanding)             $     27.24
                                                         ===========
Offering price per share ($27.24 x 100/94.25)            $     28.90
                                                         ===========
Class B Shares
   Net assets (345,132 shares outstanding)               $ 9,353,967
                                                         ===========
   Net asset value and offering price per
    Class B Share
   ($9,353,967/345,132 shares outstanding)               $     27.10
                                                         ===========
Redemption price per share ($27.10 x .95)                $     25.75
                                                         ===========
Net assets consist of:
   Paid in capital                                       $24,976,033
   Accumulated net investment loss                           (77,552)
   Accumulated undistributed realized
     loss on investments and options                        (732,929)
   Net unrealized depreciation on investments and           (584,175)
                                                         -----------
  Net Assets                                             $23,581,377
                                                         ===========

See Notes to Financial Statements

MONUMENT TELECOMMUNICATIONS  FUND
Statement of Operations
Six months ended April 30, 2000  (Unaudited)

INVESTMENT INCOME
   Dividends                                  $15,017
   Interest                                    29,769
                                              -------
     Total investment income                              $   44,786

EXPENSES
   Investment management fees (Note 2)         57,288
   12b-1 fee  - Class A (Note 2)               19,350
   12b-1 fee  - Class B (Note 2)               19,288
   Recordkeeping and administrative services   11,458
   Custodian and accounting fees               27,094
   Registration fees                           22,276
   Transfer agent fees                         20,530
   Legal and audit fees                         1,777
   Organization cost amortization               8,965
   Shareholder servicing and reports            4,186
   Miscellaneous                                4,881
                                              -------
   Total expenses                                            197,093
Reimbursed expenses and waived fees (Note 2)                 (78,272)
                                                         -----------
   Expenses, net                                             118,821
                                                         -----------
 Net investment loss                                         (74,035)
                                                         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND OPTIONS
 Net realized loss on investments and options               (724,273)
 Net change in unrealized depreciation on
  investments and options                                   (670,520)
                                                         -----------
 Net loss on investments                                  (1,394,793)
                                                         -----------
  Net decrease in net assets resulting from operations   $(1,468,828)
                                                         ===========
See Notes to Financial Statements

MONUMENT TELECOMMUNICATIONS  FUND
Statement of Changes in Net Assets


                                Six months ended
                                 April 30, 2000             Period ended
                                  (Unaudited)              October 31, 1999*
                                 ----------------          ----------------
OPERATIONS
 Net investment loss                $   (74,035)               $      (3,692)
 Net realized gain (loss) on
  investments and options              (724,273)                     118,345
 Net change in unrealized
  depreciation of investments
  and options                          (670,520)                      81,187
                                    -----------                  -----------
 Net increase (decrease) in net
 assets resulting from operations    (1,468,828)                     195,840

DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income ($.004 and
 $- per share, respectively)               (413)                          --
Capital gains ($1.45 and $- per
 share, respectively)                  (118,344)                          --

CAPITAL SHARE TRANSACTIONS
 Net increase in net assets
  resulting from capital share
  transactions**                     24,510,757                      281,206
                                    -----------                  -----------
 Net increase in net assets          22,923,172                      477,046
 Net assets at beginning of period      658,205                      181,159
                                    -----------                  -----------
NET ASSETS at the end of the period $23,581.377                  $   658,205
                                    ===========                  ===========

--------------
**A summary of capital share transactions follows:

                                Six Months Ended
                                April 30, 2000               Period Ended
                                 (Unaudited)               October 31, 1999
                           -----------------------      ----------------------
Class A Shares               Shares        Value         Shares       Value
--------------             ----------  -----------      ---------  -----------
Shares sold                  562,793   $16,323,313        29,967     $ 461,054
Shares reinvested from
 dividends                     3,853        90,015            --            --
Shares redeemed              (73,966)   (2,208,396)      (17,064)     (238,058)
                             -------   -----------        ------     ---------
Net increase                 492,680   $14,204,932        12,903     $ 222,996
                             =======   ===========        ======     =========

Class B Shares               Shares        Value         Shares       Value
--------------             ----------  -----------      ---------  -----------
Shares sold                  357,539   $10,775,171        3,247    $    58,210
Shares reinvested from
 dividends                     1,110        25,901           --             --
Shares redeemed              (16,764)     (495,247)          --             --
                             -------   -----------       ------     ----------
Net increase                 341,885   $10,305,825        3,247     $   58,210
                             =======   ===========       ======     ==========

* Commencement of operations January 6, 1998 for Class A shares and October 9, 1999 for Class B shares.

See Notes to Financial Statements

MONUMENT TELECOMMUNICATIONS  FUND
Financial Highlights
For a Share Outstanding Throughout The Period


                                              Class A Share                                   Class B Share
                          --------------------------------------------------     -----------------------------------
                          Six Months Ended     Period Ended     Period Ended     Six Months Ended       Period Ended
                          April 30, 2000       October 31,      October 31,      April 30, 2000         October 31,
                            (Unaudited)          1999             1998*            (Unaudited)            1999*
                          ---------------      ------------     ------------     ----------------      -------------
Per Share Operating
  Performance
Net asset value,
 beginning of period              $ 19.97         $ 10.78         $ 10.00             $ 19.97             $ 17.65
                                  -------         -------         -------             -------             -------
Income from investment
 operations-
 Net investment income (loss)        0.02           (0.14)           0.04               (0.06)              (0.02)
 Net realized and unrealized
  gain on investments                8.40            9.33            0.74                8.34                2.34
                                  -------         -------         -------             -------             -------
    Total from investment
     operations                      8.42            9.19            0.78                8.28                2.32
                                  -------         -------         -------             -------             -------
   Distributions from net
    investment income                  --              --              --                  --                  --
   Distributions from realized
    gains on investments            (1.15)             --              --               (1.15)                 --
                                  -------         -------         -------             -------             -------
   Total distributions              (1.15)             --              --               (1.15)                 --
                                  -------         -------         -------             -------             -------
Net asset value, end of period    $ 27.24         $ 19.97         $ 10.78             $ 27.10             $ 19.97
                                  =======         =======         =======             =======             =======
Total Return                        43.12%***       85.24%           7.80%***           42.39%***           13.17%***
Ratios/Supplemental Data
Net assets, end of period (000's) $14,227         $   593         $   181             $ 9,354             $    65
Ratio to average net assets-
  Expenses                           3.26%**        37.06%          58.25%**             3.76%**            37.15%**
  Expenses including soft dollars    3.35%**        37.15%          58.25%**             3.85%**            37.15%**
  Expenses-net                       1.90%**         1.84%           0.00%               2.40%**             2.40%**
  Net investment income (loss)      (1.11%)**       (1.40%)          0.70%**            (1.66%)**           (1.95%)**
Portfolio turnover rate             24.96%***      250.00%          88.00%***           24.96%***          250.00%***

-------------------------
* Commencement of operations January 6, 1998 for Class A shares and October 9, 1999 for Class B shares.
** Annualized
***Not annualized
Average shares method used to calculate the financial highlights for Class B shares.

See Notes to Financial Statements

Monument Telecommunications Fund
Notes to Financial Statements (Unaudited)

Note 1-SIGNIFICANT ACCOUNTING POLICIES- Monument Telecommunications Fund (the "Telecommunications Fund") (formerly the Monument Washington Regional Aggressive Growth Fund) is a series of Monument Series Fund, Inc. ("MSF") which is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Telecommunications Fund was established on January 6, 1998 as a series of MSF which has allocated 300,000,000 shares of its 2,000,000,000 shares of $.001 par value common stock. Prior to October 5, 1999, the fund added Class B shares which have a contingent deferred sales charge ("CDSC"). Each class is also subject to different 12b-1 Plan expenses.

      The following is a summary of significant accounting policies followed by the Telecommunications Fund. The policies are in conformity with generally accepted accounting principles.

      A. Use of Estimates- The process of preparing financial statements in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

      B. Investment Valuation- Equity securities listed on an established securities exchange or on the NASDAQ National Market System are valued at their last sale price on the exchange where primarily traded or, if there is no reported sale, at the mean between the closing bid and asked price on that day. Over-the-counter portfolio securities are valued at the mean between the last bid and asked prices based upon quotes furnished by market markers for such securities. Exchange listed convertible debt securities are valued at the mean between the last bid and asked prices obtained from broker-dealers or a comparable alternative, such as Bloomberg or Telerate.

      Other securities for which market quotes are readily available are valued at the current market price, which may be obtained from a pricing service. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board of Directors.

      C. Investment Transactions- All securities are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses on sales of securities are determined on the basis of identified cost.

      D. Organization Expenses- All expenses incurred in connection with the organization and initial registration have been assumed by the series of MSF. The organizational expenses allocable to the Telecommunications Fund are being amortized over a period of sixty months from the date it commenced investment operations. The Telecommunications Fund has agreed with the Investment Advisor that if any of the initial shares are redeemed during the amortization period, the Telecommunications Fund will reduce the redemption proceeds for the then unamortized organizational expenses in the same ratio as the number of redeemed shares bears to the number of initial shares at the time of such redemption.

      E. Federal Income Taxes- The Telecommunications Fund is treated as a separate entity for Federal tax purposes. The Telecommunications Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. By so qualifying, the Telecommunications Fund will not be subject to Federal income taxes to the extent that it distributes all taxable income, including realized capital gains. In addition, by distributing during each calendar year substantially all net investment income, capital gains and certain other amounts, if any, the Telecommunications Fund will not be subject to a Federal income excise tax.

      F. Dividends and Distributions to Shareholders- The Telecommunications Fund intends to pay an annual dividend to shareholders of record representing its entire net investment income and to distribute all of its realized net capital gains at least annually. Distributions are recorded on the ex-dividend date. Income distributions and capital gains distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

Note 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS- Monument Advisors, Ltd. ("Monument Advisors"), a wholly-owned subsidiary of the Monument Group, Inc. has been retained under an Investment Advisory Agreement (the "Advisory Agreement") to supervise the management and the investment program of the Telecommunications Fund. As full compensation for its services under the Agreement, the Telecommunications Fund will pay the Advisor a monthly fee, equal to an annualized rate of 1.00% of the monthly average net assets through $50 million in net assets; 0.75% of the monthly average net assets greater than $50 million through $100 million in net assets; and 0.625% of the average monthly net assets exceeding $100 million in net assets.

      The Telecommunications Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Telecommunications Fund or Monument Distributors, Inc. ("Monument Distributors") may finance activities which are primarily intended to result in the sale of the Telecommunications Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholders servicing agents who enter into agreements with the Telecommunications Fund or Monument Distributors. The Telecommunications Fund may incur such distribution expenses at the rate of 0.50% for its Class A Shares and 1.00% for its Class B Shares per annum on each class's average net assets. For the six months ended April 30,2000 the Telecommunications Fund paid $19,350 for its Class A Shares and $19,288 for its Class B Shares for such expenses. Monument Advisors has contractually agreed to waive its fees and to pay expenses to the extent necessary to cap Class A Share total operating expenses to 1.90%, and Class B Share total operating expenses at 2.40% of the Telecommunications Fund's average daily net assets until May 1, 2001. For the six months ended April 30, 2000, waived fees and expense reimbursements were $78,272.


Note 3--SOFT DOLLAR ARRANGEMENTS- In January 1999, Monument Advisors entered into a soft dollar arrangement with a broker-dealer who makes a market in many of the securities in the Fund's portfolio. Under this arrangement, Monument received equipment, conferencing, and trade journals. For the six months ended April 30, 2000, the value of these arrangements was $81,627.


Note    4--INVESTMENTS-Purchases and sales of securities for the Telecom-
      munications Fund, other than short-term investments aggregated $25,791,348 and $2,648,205, respectively.
Note 5--OPEN COVERED CALL OPTIONS WRITTEN-As of April 30, 2000, portfolio securities valued at $643,750 were pledged by the custodian as cover for call options written by the Fund.

      Transactions in call options written during the six months ended April 30, 2000 are summarized as follows:

                                 Option Contracts
                               ---------------------
                               Number of    Premiums
                               Contracts    Received
                               ---------   ----------
       Beginning of Period           0      $      0
       Written                      20        13,875
       Closed                        0             0
       Exercised                     0             0
       Expired                       0             0
                                    --      --------
       End of Period                20      $ 13,875
                                    ==      ========


      Transactions in put options written during the six months ended April 30, 2000 are summarized as follows:

                                 Option Contracts
                               ---------------------
                               Number of    Premiums
                               Contracts    Received
                               ---------   ----------
       Beginning of Period           0      $      0
       Written                      70        38,718
       Closed                        0             0
       Exercised                   (20)      (13,875)
       Expired                       0             0
                                    --      --------
       End of Period                50      $ 24,843
                                    ==      ========

INVESTMENT ADVISOR:
      Monument Advisors, Ltd.
      7920 Norfolk Ave., Suite 500
      Bethesda, MD  20814

DISTRIBUTOR:
      Monument Distributors, Inc.
      7920 Norfolk Ave., Suite 500
      Bethesda, MD  20814

INDEPENDENT AUDITORS:
      Deloitte and Touche, LLP
      117 Campus Dr., University Square
      Princeton, NJ  08540

TRANSFER AGENT:

For account information, wire purchases or redemptions, call or write Monument Series Fund, Inc.'s Transfer Agent:
      Fund Services, Inc.
      P.O. Box 26305
      Richmond, VA  23260
      (800) 628-4077 Toll Free

MORE INFORMATION:

For 24 hour, 7 days a week price information, and for information on any series of Monument Series Fund, Inc., investment plans, and other shareholder services call (888) 520-8637 Toll Free